NATURE OF BUSINESS AND GOING CONCERN (Tables)	12 Months Ended
Sep. 30, 2024
NATURE OF BUSINESS AND GOING CONCERN
Schedule of carrying amount and classification of the assets and liabilities
	As of September 30,
	2023	2022
Assets
Cash	$0	$0
Prepayment and other assets	0	0
Property and equipment, net	0	0
Total assets of VIEs	$0	$0
Liabilities
Accrued liabilities and other payable	$0	$0
Due to VIE holding companies	0	0
Due to related parties	0	0
Total liabilities of VIEs	$0	$0

Schedule of remaining subsidiary of the Company
Name	Date of Incorporation	Place of Incorporation	Percentage of Interest	Principal Activities	Nature of company
Dagola Inc.	January 28, 2022	U.S.	100%	Cooking oil distribution	Subsidiary